Investments in Equity-Accounted Investees - Changes in Investments in Equity-Accounted Investees (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Balance as of January 1	$ 52	$ 45
Acquisitions/additions	12
Deductions	0	0
Share in income (loss)	8	7	7
Translation and exchange rate differences	(1)
Balance as of December 31	$ 71	$ 52	$ 45